Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000027887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.24%)		5.92%	9.13%
C000027886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	1.45%		6.05%	8.78%
C000027890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000230903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027887
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%		7.12%	9.88%
Without Sales Load [Member] | C000027884
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%		6.85%	9.60%
Without Sales Load [Member] | C000027886
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%		6.05%	8.78%
Without Sales Load [Member] | C000027890
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%		7.12%	9.96%
Without Sales Load [Member] | C000230903
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	1.15%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	15.87%		12.79%	10.05%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	15.87%		12.79%	10.05%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	15.87%		12.79%	10.05%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	15.87%		12.79%	10.05%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	15.87%	8.08%